Quarterly portfolio holdings
John Hancock
Fundamental Equity Income Fund
U.S. equity
June 30, 2025
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Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 94.1%		$12,276,571
(Cost $10,506,355)
Communication services 6.6%		862,601
Interactive media and services 2.3%
Alphabet, Inc., Class A	1,340	236,148
Meta Platforms, Inc., Class A	92	67,904
Media 4.3%
Comcast Corp., Class A	15,650	558,549
Consumer discretionary 11.1%		1,446,977
Automobile components 0.9%
Mobileye Global, Inc., Class A (A)	6,881	123,720
Broadline retail 1.7%
Amazon.com, Inc. (A)	513	112,547
eBay, Inc.	1,393	103,723
Hotels, restaurants and leisure 4.5%
Las Vegas Sands Corp.	4,582	199,363
Starbucks Corp.	1,269	116,278
Vail Resorts, Inc.	1,719	270,106
Household durables 1.6%
Lennar Corp., Class A	1,913	211,597
Specialty retail 0.7%
Lowe’s Companies, Inc.	396	87,861
Textiles, apparel and luxury goods 1.7%
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,111	221,782
Consumer staples 8.0%		1,045,171
Beverages 1.8%
Diageo PLC, ADR	2,382	240,201
Consumer staples distribution and retail 1.5%
Walmart, Inc.	2,023	197,809
Food products 2.0%
Danone SA, ADR	15,849	259,290
Household products 2.0%
Reckitt Benckiser Group PLC, ADR	14,115	193,799
Reynolds Consumer Products, Inc.	3,046	65,245
Personal care products 0.7%
Kenvue, Inc.	4,244	88,827
Energy 7.4%		959,745
Oil, gas and consumable fuels 7.4%
Cheniere Energy, Inc.	1,729	421,046
Kinder Morgan, Inc.	6,046	177,752
Suncor Energy, Inc.	8,328	311,884
Valero Energy Corp.	365	49,063
Financials 17.1%		2,233,814
Banks 3.9%
Bank of America Corp.	2,205	104,341
Citigroup, Inc.	2,120	180,454
First Hawaiian, Inc.	3,565	88,982
Wells Fargo & Company	1,700	136,204
Capital markets 11.7%
KKR & Company, Inc.	1,933	257,147
Morgan Stanley	1,678	236,363
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Nasdaq, Inc.	4,390	$392,554
S&P Global, Inc.	253	133,404
State Street Corp.	2,990	317,957
The Goldman Sachs Group, Inc.	276	195,339
Consumer finance 1.5%
American Express Company	599	191,069
Health care 18.7%		2,444,313
Biotechnology 0.5%
Gilead Sciences, Inc.	626	69,405
Health care equipment and supplies 2.3%
Becton, Dickinson and Company	1,760	303,160
Health care providers and services 6.5%
Elevance Health, Inc.	1,018	395,961
McKesson Corp.	236	172,936
UnitedHealth Group, Inc.	902	281,397
Life sciences tools and services 1.7%
Thermo Fisher Scientific, Inc.	536	217,327
Pharmaceuticals 7.7%
Bristol-Myers Squibb Company	5,656	261,816
GSK PLC, ADR	9,423	361,843
Haleon PLC, ADR	20,239	209,878
Merck & Company, Inc.	2,155	170,590
Industrials 7.0%		907,568
Aerospace and defense 0.9%
RTX Corp.	833	121,635
Air freight and logistics 2.1%
United Parcel Service, Inc., Class B	2,662	268,702
Electrical equipment 1.4%
Regal Rexnord Corp.	1,276	184,969
Ground transportation 0.7%
Union Pacific Corp.	393	90,421
Trading companies and distributors 1.9%
United Rentals, Inc.	321	241,841
Information technology 10.1%		1,321,718
Semiconductors and semiconductor equipment 3.6%
Analog Devices, Inc.	552	131,387
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	839	190,025
Texas Instruments, Inc.	693	143,881
Software 6.5%
Microsoft Corp.	895	445,182
Oracle Corp.	1,881	411,243
Materials 2.4%		307,642
Chemicals 2.4%
LyondellBasell Industries NV, Class A	5,317	307,642
Real estate 5.7%		747,022
Specialized REITs 5.7%
American Tower Corp.	1,158	255,941
Crown Castle, Inc.	2,990	307,163
Millrose Properties, Inc., Class A	6,451	183,918

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	3

	Yield (%)	Shares	Value
Short-term investments 5.6%			$722,733
(Cost $722,348)
Short-term funds 5.6%			722,733
John Hancock Collateral Trust (B)	4.2596(C)	72,256	722,733

Total investments (Cost $11,228,703) 99.7%	$12,999,304
Other assets and liabilities, net 0.3%	42,642
Total net assets 100.0%	$13,041,946

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-25.
The fund had the following country composition as a percentage of net assets on 6-30-25:
United States	83.8%
United Kingdom	7.7%
France	3.7%
Canada	2.4%
Taiwan	1.5%
Other countries	0.9%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	72,256	$977,036	$136,880	$(391,138)	$(7)	$(38)	$8,005	—	$722,733
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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